General and Administrative Expenses - Schedule of General and Administrative Expenses (Details) - General and Administrative Expense [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of General and Administrative Expenses [Line Items]
Salaries and related expenses		$ 200	$ 799	$ 2,055
Share-based compensation, net		(12)	12	87
Professional services	[1]			4,383
Office rent and maintenance		105	81	235
Depreciation			161	88
Amortization		34
Others		2,046	8,409	2,702
Total general and administrative expenses		$ 2,373	$ 9,462	$ 9,550

[1]	The 2024 “Others” line includes amounts arising from the Apollo (Apollo) loan arrangements.